Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2023
Investment in Associates and Investments in Investees [Abstract]
Schedule of Fair Value of the Investment	The table below summarizes the fair value of the investment in MitoCareX:
Balance at January 1, 2022	$-
Investment date March 31, 2022	700
Equity losses from investment in MitoCareX	(109)

Balance at December 31, 2022	$591

Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)
Balance at December 31, 2023	781